Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]	Transactions with Parties-in-Interest
Party-in-interest transactions include the investment in the funds of the Trustee and funds maintained by entities affiliated with the Trustee and the payment of administrative expenses. Permissible Plan loans to participants are also party-in-interest transactions. Total purchases and sales of STERIS shares transacted by funds of the Plan, along with dividends received by the Plan on such shares, are presented in the table below.

	Year Ended December 31,
STERIS Share Activity(1)	2025	2024
Purchased	$3,373,115	$3,760,678
Sold	$16,744,957	$15,799,109
Dividends received	$852,465	$907,050
(1) These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA.